Other Financial Information - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation and amortization expense	$ 204,000	$ 216,000	$ 628,000	$ 780,000	$ 998,000	$ 1,808,000	$ 1,328,000
Impairment loss	1,219,000	$ 0	1,219,000	$ 0
Reduction in clinical trial accrual	356,000		356,000
Reduction in research and development expense	$ 356,000		$ 356,000